Goodwill - Key assumptions calculation of fair value less costs of disposal (Detail) - Richards Bay Minerals $ in Millions	Dec. 31, 2020 USD ($)
5% decrease in the titanium slag price
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 182
1% increase in the discount rate applied to post-tax cash flows
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	213
10% strengthening of the South African rand
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Corresponding decrease in FVLCD	$ 393